Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Regulatory capital requirements
Limit on allowable reserve for credit losses for total risk-based capital ratio as a percentage of risk-weighted assets		1.25%
Common equity tier 1 capital to risk-weighted assets
Actual Amount	$ 1,538,786	$ 1,792,701
Actual Ratio (as a percent)	12.48%	15.31%
Minimum Capital Ratio (as a percent)		4.50%
Well-Capitalized Ratio (as a percent)		6.50%
Tier 1 capital to risk-weighted assets
Actual Amount	$ 1,538,786	$ 1,792,708	$ 1,726,443
Actual Ratio (as a percent)	12.48%	15.31%	16.14%
Minimum Capital Ratio (as a percent)		6.00%	4.00%
Well-Capitalized Ratio (percent)		8.00%	6.00%
Total capital to risk-weighted assets
Actual Amount	$ 1,674,411	$ 1,928,792	$ 1,862,044
Actual Ratio (as a percent)	13.59%	16.48%	17.41%
Minimum Capital Ratio (as a percent)		8.00%	8.00%
Well-Capitalized Ratio (as a percent)		10.00%	10.00%
Tier 1 capital to average assets (leverage ratio)
Actual Amount	$ 1,538,786	$ 1,792,708	$ 1,726,443
Actual Ratio	8.41%	9.84%	10.16%
Minimum Capital Ratio (as a percent)		4.00%	4.00%
Well-Capitalized Ratio (percent)		5.00%	5.00%
First Hawaiian Bank
Common equity tier 1 capital to risk-weighted assets
Actual Amount	$ 1,513,858	$ 1,782,961
Actual Ratio (as a percent)	12.33%	15.24%
Minimum Capital Ratio (as a percent)	5.125%	4.50%
Well-Capitalized Ratio (as a percent)	6.50%	6.50%
Tier 1 capital to risk-weighted assets
Actual Amount	$ 1,513,865	$ 1,782,968	$ 1,718,251
Actual Ratio (as a percent)	12.33%	15.24%	16.07%
Minimum Capital Ratio (as a percent)	6.625%	6.00%
Well-Capitalized Ratio (percent)	8.00%	8.00%
Total capital to risk-weighted assets
Actual Amount	$ 1,649,490	$ 1,919,052	$ 1,853,784
Actual Ratio (as a percent)	13.44%	16.40%	17.34%
Minimum Capital Ratio (as a percent)	8.625%	8.00%
Well-Capitalized Ratio (as a percent)	10.00%	10.00%
Tier 1 capital to average assets (leverage ratio)
Actual Amount	$ 1,513,865	$ 1,782,968	$ 1,718,251
Actual Ratio	8.29%	9.80%	10.12%
Minimum Capital Ratio (as a percent)	4.00%	4.00%
Well-Capitalized Ratio (percent)	5.00%	5.00%